VESSELS AND CAPITALIZED DRY-DOCKING (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of vessels written-down to agreed net sales prices
	30 June	30 June	31 December
USDm	2019	2018	2018

Cost:
Balance as of beginning of period	1,886.3	1,726.6	1,726.6
Additions	27.9	97.8	162.7
Disposals	-8.0	-4.9	-30.2
Transferred from prepayments	67.6	63.9	81.8
Transferred to assets held-for-sale	-44.2	-	-54.6
Balance	1,929.6	1,883.4	1,886.3

Depreciation:
Balance as of beginning of period	327.6	264.8	264.8
Disposals	-8.0	-4.9	-30.2
Depreciation for the period	51.4	56.7	113.4
Transferred to assets held-for-sale	-17.3	-	-20.4
Balance	353.7	316.6	327.6

Impairment:
Balance as of beginning of period	162.1	167.3	167.3
Impairment losses on tangible fixed assets	2.7	-	3.2
Transferred to assets held-for-sale	-7.0	-	-8.4
Balance	157.8	167.3	162.1

Carrying amount	1,418.1	1,399.5	1,396.6

Of which right-of-use assets, end of period	25.6	27.5	26.5